Janus Henderson Forty Fund

Schedule of Investments (unaudited)

June 30, 2023

Shares		Value
Common Stocks– 98.6%
Aerospace & Defense – 2.1%
Howmet Aerospace Inc	7,139,330	$353,825,195
Automobiles – 0.3%
Rivian Automotive Inc - Class A*	3,502,096	58,344,919
Banks – 1.6%
JPMorgan Chase & Co	1,870,525	272,049,156
Biotechnology – 2.8%
AbbVie Inc	2,885,167	388,718,550
Argenx SE (ADR)*	225,963	88,064,560
		476,783,110
Capital Markets – 3.7%
Blackstone Group Inc	4,269,266	396,913,660
Charles Schwab Corp	4,381,088	248,320,068
		645,233,728
Chemicals – 2.9%
Linde PLC	786,164	299,591,377
Sherwin-Williams Co	725,720	192,693,174
		492,284,551
Diversified Financial Services – 6.0%
Mastercard Inc	2,610,359	1,026,654,195
Health Care Providers & Services – 2.5%
UnitedHealth Group Inc	899,108	432,147,269
Hotels, Restaurants & Leisure – 3.3%
Booking Holdings Inc*	148,278	400,399,532
Caesars Entertainment Inc*	3,308,675	168,643,165
		569,042,697
Household Products – 1.0%
Procter & Gamble Co	1,184,856	179,790,049
Insurance – 1.3%
Progressive Corp/The	1,743,126	230,737,589
Interactive Media & Services – 5.5%
Alphabet Inc - Class C*	3,211,851	388,537,615
Meta Platforms Inc - Class A*	1,934,258	555,093,361
		943,630,976
Life Sciences Tools & Services – 4.4%
Danaher Corp	1,781,079	427,458,960
Illumina Inc*	1,799,703	337,426,315
		764,885,275
Machinery – 2.6%
Deere & Co	1,121,151	454,279,174
Metals & Mining – 1.0%
Freeport-McMoRan Inc	4,296,175	171,847,000
Multiline Retail – 7.6%
Amazon.com Inc*	9,977,984	1,300,729,994
Professional Services – 2.8%
CoStar Group Inc*	5,325,668	473,984,452
Semiconductor & Semiconductor Equipment – 13.8%
Advanced Micro Devices Inc*	3,893,901	443,554,263
Analog Devices Inc	870,365	169,555,806
ASML Holding NV	658,154	476,997,111
Marvell Technology Inc	3,233,736	193,312,738
NVIDIA Corp	1,730,184	731,902,436
Texas Instruments Inc	2,032,535	365,896,951
		2,381,219,305
Software – 18.3%
Adobe Inc*	418,211	204,500,997
Atlassian Corp - Class A*	2,112,123	354,435,361
Microsoft Corp	5,497,504	1,872,120,012
Workday Inc - Class A*	3,187,302	719,979,649
		3,151,036,019
Specialized Real Estate Investment Trusts (REITs) – 2.2%
American Tower Corp	1,912,623	370,934,105
Specialty Retail – 1.8%
TJX Cos Inc	3,651,096	309,576,430
Technology Hardware, Storage & Peripherals – 8.3%
Apple Inc	7,336,760	1,423,111,337
Textiles, Apparel & Luxury Goods – 2.8%
LVMH Moet Hennessy Louis Vuitton SE	370,226	348,610,531

Shares		Value
Common Stocks– (continued)
Textiles, Apparel & Luxury Goods– (continued)
NIKE Inc - Class B	1,264,639	$139,578,206
		488,188,737
Total Common Stocks (cost $9,779,520,681)		16,970,315,262
Investment Companies– 1.4%
Money Markets – 1.4%
Janus Henderson Cash Liquidity Fund LLC, 5.1900%ºº,£((cost $248,762,330)	248,731,920	248,781,666
Total Investments (total cost $10,028,283,011) – 100.0%		17,219,096,928
Liabilities, net of Cash, Receivables and Other Assets – (0)%		(3,606,608)
Net Assets – 100%		$17,215,490,320

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$16,305,424,726	94.7%
Netherlands	476,997,111	2.8
France	348,610,531	2.0
Belgium	88,064,560	0.5

Total	$17,219,096,928	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/23
Investment Companies - 1.4%
Money Markets - 1.4%
Janus Henderson Cash Liquidity Fund LLC, 5.1900%ºº	$13,629,699	$10,088	$10,727	$248,781,666
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 4.9971%ºº	17,769∆	-	-	-
Total Affiliated Investments - 1.4%	$13,647,468	$10,088	$10,727	$248,781,666

	Value at 9/30/22	Purchases	Sales Proceeds	Value at 6/30/23
Investment Companies - 1.4%
Money Markets - 1.4%
Janus Henderson Cash Liquidity Fund LLC, 5.1900%ºº	572,169,354	2,613,999,040	(2,937,407,543)	248,781,666
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 4.9971%ºº	46,190,522	125,677,602	(171,868,124)	-

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of June 30, 2023.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2023.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$16,970,315,262	$-	$-
Investment Companies	-	248,781,666	-
Total Assets	$16,970,315,262	$248,781,666	$-

Investment Valuation

Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2023 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-35-70223 08-23